Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Increase in the fair value of liabilities	$ 2.9	$ 5.5